KRANE SHARES TRUST

KraneShares Global Carbon Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares European Carbon Allowance Strategy ETF

(the “Funds”)

Supplement dated March 21, 2022 to the currently effective Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectuses (together, the “Prospectuses”) and Statements of Additional Information and should be read in conjunction with the Prospectuses and Statements of Additional Information dated August 1, 2021 and September 27, 2021.

KraneShares Global Carbon Strategy ETF

Effective immediately, the fourth sentence of the fourth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the sixth paragraph under the “Additional Information about Certain Fund’s Principal Investment Strategies and Indexes – KraneShares Global Carbon Strategy ETF” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

KraneShares California Carbon Allowance Strategy ETF

Effective immediately, the fourth sentence of the third paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fifth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

KraneShares European Carbon Allowance Strategy ETF

Effective immediately, the fourth sentence of the second paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fourth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.